S-K 1602, SPAC Registered Offerings	Mar. 04, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option.
See “Summary

—

Dilution” on page
50 and “Dilution” on page
107 for more information.

		Redemption Rate (%)
Offering Price of $10.00 /Unit		25%		50%		75%		100%
NTBV	Difference	NTBV	Difference	NTBV	Difference	NTBV	Difference	NTBV	Difference
	Assuming Full Exercise of Over-Allotment Option
$ 7.09	$2.91	$6.52	$3.48	$5.63	$4.37	$4.00	$6.00	$0.12	$9.88

	Assuming No Exercise of Over-Allotment Option
$ 7.08	$2.92	$6.52	$3.48	$5.63	$4.37	$4.01	$5.99	$0.16	$9.84

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we have not completed our initial business combination within the completion window or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our initial business combination
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less taxes payable and up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Bet on America II Sponsor LLC	$20,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services

	7,666,667 (1)(3) Class B Ordinary Shares	$25,000

	400,000 private placement units (whether or not the over-allotment option is exercised)	$4,000,000 (whether or not the over-allotment option is exercised)

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination

	Up to $2,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at the price of $10.00 per unit (2)	Working capital loans to finance transaction costs in connection with an initial business combination

Brian D. Friedman	30,000 Class B Ordinary Shares (4)	Service as Chairman of the Board

Dean Friedman	30,000 Class B Ordinary Shares (4)	Service as director

Jason Kahan	30,000 Class B Ordinary Shares (4)	Service as independent director

Jared Berlin	30,000 Class B Ordinary Shares (4)	Service as independent director

Jonathan Sassover	30,000 Class B Ordinary Shares (4)	Service as independent director

Seth Schorr	30,000 Class B Ordinary Shares (4)	Service as independent director

(1)
The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per share at which our sponsor purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “
Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares and the purchase price paid by our sponsor for the private placement units may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially
” on page 78, “—
Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue

Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks
” on page 89, “—
Our sponsor paid an aggregate of $25,000, or approximately $0.003 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares”
on page 90 and
“— Unlike many other similarly structured blank check companies, our sponsor will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination
” on page 90.
(2)
After the completion of this offering, our board of directors may approve additional working capital loans for the purpose of funding working capital, which loans may be converted into our private placement units, shares or rights. The Class A ordinary shares issuable in connection with the vesting of the private placement rights, as well as any Class A ordinary shares issued in connection with conversion of working capital loans into additional private placement units (as described in this prospectus), may result in material dilution to our public shareholders. See “
Description of Securities —Private placement units
” on page 190; see also “
Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares, the purchase price paid by our sponsor for the private placement units may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially
” on page 78, “—
Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks
” on page 89, “—
Our sponsor paid an aggregate of $25,000, or approximately $0.003 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares
” on page 90 and “—
Unlike many other similarly structured blank check companies, our sponsor will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination
” on page 90.

(3)
If we increase or decrease the size of this offering we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of our sponsor at 25% of the issued and outstanding ordinary shares upon the consummation of this offering. Our public shareholders may incur material dilution due to such anti-dilution adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion or additional Class B ordinary shares.

(4)
These shares are held directly by certain of our officers and directors. The directors and officers will have the ability to vote and dispose of the shares, subject to applicable transfer restrictions.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combinatio n	Our amended and restated memorandum and articles of association will provide that we will have only the completion window to complete our initial business combination. If we are unable to complete our initial business combination within the completion window, we will: (1) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less taxes payable and up to $100,000 to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (3) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our rights, which will expire worthless if we fail to complete our initial business combination within such completion window.

Our sponsor, officers and directors will enter into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares and private shares held by them if we fail to complete our initial business combination within the completion window. However, if our sponsor or any of our officers, directors or any of their respective affiliates acquires public shares after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

Our sponsor, officers and directors will agree, pursuant to a letter agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, unless we provide our public shareholders with the opportunity to redeem their ordinary shares upon approval of any such amendment at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less taxes payable and up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

compliance with the terms described above and the other terms relating to this offering. If any noncompliance is identified, then the audit committee will be charged with the responsibility to immediately take all action necessary to rectify such noncompliance or otherwise to cause compliance with the terms of this offering. Please see “
Management — Committees of the Board of Directors — Audit Committee
” for additional information.

Conflicts of interest	Members of our management team and board of directors may participate in the formation of, invest in (on behalf of themselves, their affiliates or its and their clients), or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, members of our management team could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved.

As described in “
Proposed Business — Sourcing of Potential Business Combination Targets
” and “
Management — Conflicts of Interest
,” certain of our officers and directors currently serve as directors, officers, or advisors of other companies and, in such capacities have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. As a result, there may be potential material conflicts of interest between our sponsor and members of our management team on one hand, and purchasers in this offering on the other.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, sponsor non-managing
members, directors or members of our management team; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

As consideration for consulting services provided in connection with this offering and through the business combination process we will agree to pay, Black Spade will be paid a fee in the aggregate amount of $1,000,000, payable upon the earlier of (i) the consummation of our initial business combination or (ii) our liquidation and winding up. Accordingly, Black Spade may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. No part of any fee paid to Black Spade is conditioned on a successful business combination.

Our sponsor paid only a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.003 per share. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

The potential conflicts described above may limit our ability to enter into a business combination or other transactions. These circumstances could give rise to numerous situations where interests may conflict. There can be no assurance that these or other conflicts of interest with the potential for adverse effects on the company and investors will not arise.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]	the following to the public shareholders on a per-share basis immediately after this offering:

		Redemption Rate (%)
Offering Price of $10.00 / Unit		25%		50%		75%		100%
NTBV	Difference	NTBV	Difference	NTBV	Difference	NTBV	Difference	NTBV	Difference
	Assuming Full Exercise of Over-Allotment Option
$7.09	$2.91	$6.52	$3.48	$5.63	$4.37	$4.00	$6.00	$0.12	$9.88

	Assuming No Exercise of Over-Allotment Option
$7.08	$2.92	$6.52	$3.48	$5.63	$4.37	$4.01	$5.99	$0.16	$9.84
For purposes of presenting the Maximum Redemption scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriters’ option to purchase additional units) by $200,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or general meeting, including interest, divided by the number of Class A ordinary shares sold in
this offering).

For each of the redemption scenarios above, the NTBV was calculated as follows:

			Redemption Rate (%)
	No Redemption		25%		50%		75%		100%
	No Shoe	With Shoe	No Shoe	With Shoe	No Shoe	With Shoe	No Shoe	With Shoe	No Shoe	With Shoe
NTBV before offering	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)
Increase attributable to public shareholders	$7.21	$7.21	$6.64	$6.64	$5.75	$5.75	$4.13	$4.1 2	$0.28	$0.24
Pro forma NTBV after the offering	$7.08	$7.09	$6.52	$6.52	$5.63	$5.63	$4.01	$4.00	$0.16	$0.12
Dilution to public shareholders	$2.92	$2.91	$3.48	$3.48	$4.37	$4.37	$5.99	$6.00	$9.84	$9.88
% of dilution to public shareholders	29. 2%	29.1%	34.8%	34.8%	43.7%	43.7%	59.9%	60.0%	98.4%	98.8%
Numerator:
Net tangible book deficit before this offering	(930,837)	(930,837)	(930,837)	(930,837)	(930,837)	(930,837)	(930,837)	(930,837)	(930,837)	(930,837)
Net proceeds from this offering & private placement	201,400,000	231,100,000	201,400,000	231,100,000	201,400,000	231,100,000	201,400,000	231,100,000	201,400,000	231,100,000
Plus: Offering costs excluded from TBV before this offering	852,866	852,866	852,866	852,866	852,866	852,866	852,866	852,866	852,866	852,866
Less: Deferred underwriting commissions	(8,000,000)	(9,200,000)	(6,000,000)	(6,900,000)	(4,000,000)	(4,600,000)	(2,000,000)	(2,300,000)	—	—
Less: Over-Allotment Liability	(159,000)	—	(159,000)	—	(159,000)	—	(159,000)	—	(159,000)	—
Less: Proceeds held in trust subject to redemption	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)

	193,163,029	221,822,029	145,163,029	166,622,029	97,163,029	111,422,029	49,163,029	56,222,029	1,163,029	1,022,029

Denominator:
Class B common stock outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Class B common stock forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Class A common stock included in the public shares	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Class A common stock included in the PPUs	600,000	630,000	600,000	630,000	600,000	630,000	600,000	630,000	600,000	630,000
Less: Shares subject to redemption	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)

	27,266,667	31,296,667	22,266,667	25,546,667	17,266,667	19,796,667	12,266,667	14,046,667	7,266,667	8,296,667

NTBV after offering	$7.08	$7.09	$6.52	$6.52	$5.63	$5.63	$4.01	$4.00	$0.16	$0.12
NTBV before offering	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)	$(0.12)
Difference	$7.21	$7.21	$6.64	$6.64	$5.75	$5.75	$4.13	$4.1 2	$0.28	$0.24

(1)
Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting discounts of $4,000,000 (or $4,600,000 if the underwriters’ over-allotment option is exercised in full). See “
Use of Proceeds
.”